Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) per share - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of basic and diluted net income (loss) per share [Abstract]
Net income (loss) attributable to Highway Holdings Limited’s shareholders, basic and diluted	$ 443	$ (461)	$ 686
Weighted average common shares used in computing basic net income (loss) per share	4,033,346	4,006,400	3,909,976
Dilutive stock option	154,385
Weighted average common shares used in computing diluted net income (loss) per share	4,187,731	4,006,400	3,909,976
Net income (loss) per share, basic	$ 0.11	$ (0.12)	$ 0.18
Net income (loss) per share, diluted	$ 0.11	$ (0.12)	$ 0.18